Exhibit 99
Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.3556800%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.17325%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,862,988.31

Principal:
Principal Collections	$34,472,362.64
Prepayments in Full	$26,081,870.38
Liquidation Proceeds	$5,471.01
Recoveries	$0.00
Sub Total	$60,559,704.03
Collections	$65,422,692.34

Purchase Amounts:
Purchase Amounts Related to Principal	$456,897.79
Purchase Amounts Related to Interest	$1,563.51
Sub Total	$458,461.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$65,881,153.64

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$65,881,153.64
Servicing Fee	$1,377,390.37	$1,377,390.37	$0.00	$0.00	$64,503,763.27
Interest - Class A-1 Notes	$411,979.36	$411,979.36	$0.00	$0.00	$64,091,783.91
Interest - Class A-2a Notes	$686,954.33	$686,954.33	$0.00	$0.00	$63,404,829.58
Interest - Class A-2b Notes	$421,067.19	$421,067.19	$0.00	$0.00	$62,983,762.39
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$61,601,804.64
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$61,259,023.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$61,259,023.64
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$61,130,756.97
Second Priority Principal Payment	$18,823,664.94	$18,823,664.94	$0.00	$0.00	$42,307,092.03
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$42,217,615.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,217,615.36
Regular Principal Payment	$184,271,682.39	$42,217,615.36	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$65,881,153.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$18,823,664.94
Regular Principal Payment					$42,217,615.36
Total					$61,041,280.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$61,041,280.30	$218.67	$411,979.36	$1.48	$61,453,259.66	$220.15
Class A-2a Notes	$0.00	$0.00	$686,954.33	$2.16	$686,954.33	$2.16
Class A-2b Notes	$0.00	$0.00	$421,067.19	$1.87	$421,067.19	$1.87
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$61,041,280.30	$38.66	$3,462,482.97	$2.19	$64,503,763.27	$40.85

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$203,095,347.33	0.7275492	$142,054,067.03	0.5088808
Class A-2a Notes	$318,280,000.00	1.0000000	$318,280,000.00	1.0000000
Class A-2b Notes	$225,000,000.00	1.0000000	$225,000,000.00	1.0000000
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,502,795,347.33	0.9518291	$1,441,754,067.03	0.9131672

Pool Information
Weighted Average APR	3.510%	3.484%
Weighted Average Remaining Term	56.10	55.25
Number of Receivables Outstanding	63,184	61,515
Pool Balance	$1,652,868,448.24	$1,591,821,805.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,508,622,477.04	$1,452,391,682.39
Pool Factor	0.9565212	0.9211933

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$139,430,123.01
Targeted Overcollateralization Amount	$190,937,396.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$150,067,738.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		112	$30,041.02
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$30,041.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0218%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0120%
Current Collection Period			0.0222%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		199	$46,980.41
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$46,980.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0027%

Average Realized Loss for Receivables that have experienced a Realized Loss			$236.08
Average Net Loss for Receivables that have experienced a Realized Loss			$236.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.44%	267	$7,007,488.64
61-90 Days Delinquent	0.04%	21	$662,100.82
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.48%	288	$7,669,589.46

Repossession Inventory:
Repossessed in the Current Collection Period		16	$581,491.60
Total Repossessed Inventory		17	$607,527.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0047%
Current Collection Period			0.0341%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0416%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS 15-G for purchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer